Note 2 - Allowance for Credit Losses	9 Months Ended
Sep. 30, 2021
Notes
Note 2 - Allowance for Credit Losses

Note 2 – Allowance for Credit Losses

The allowance for credit losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio. The Company adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) effective January 1, 2020. Adoption of ASU 2016-13 resulted in a $2.2 million one-time charge against retained earnings to increase the allowance for credit losses to forecast expected credit losses. Management estimates and evaluates the allowance for credit losses utilizing an open pool loss rate method on collectively evaluated loans with similar risk characteristics in segments, whereby a historical loss rate is calculated and applied to the balance of loans outstanding in the portfolio at each reporting date. This historical loss rate then may be adjusted by macroeconomic forecast and other qualitative factors, as appropriate, to fully reflect the Company’s expected losses in its loan portfolio. The Company’s allowance for credit losses recorded in the balance sheet reflects Management’s best estimate of expected credit losses.

The Company calculates an expected credit loss by utilizing a snapshot of each specific loan segment at a point in history and tracing that segment’s performance until charge-offs were substantially exhausted for that particular segment. Charge-offs in subsequent periods are aggregated to derive an unadjusted lifetime historical charge-off rate by segment. The level of receivables at the balance sheet date is reviewed and adjustments to the allowance for credit losses are made if Management determines increases or decreases in the level of receivables warrants an adjustment. The Company performs a correlation analysis between macroeconomic factors and prior charge-offs for the following macroeconomic factors: Annual Unemployment Rates, Real Gross Domestic Product, Consumer Price Index (CPI), and US National Home Price Index (HPI). To evaluate the overall adequacy of the Company’s allowance for credit losses, Management considers the level of loan receivables, historical loss trends, loan delinquency trends, bankruptcy trends and overall economic conditions. Such allowance is, in the opinion of Management, sufficiently adequate for expected losses in the current loan portfolio. As the estimates used in determining the loan loss reserve are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates. Actual results could vary based on future changes in significant assumptions.

Management disaggregates the Company’s loan portfolio by loan segment when evaluating loan performance and calculating the allowance for credit losses. Although most loans are similar in nature, the Company concluded that based on variations in loss experience (severity and duration) driven by product and customer type it is most relevant to segment the portfolio by loan product consisting of five different segments: live checks, premier loans, other consumer loans, real estate loans, and sales finance contracts.

The total segments are monitored for credit losses based on graded contractual delinquency and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the Company’s graded delinquency rules which includes the number of installments past due at that time, based on the then-existing terms of the contract. Accounts are classified in delinquency categories of 30-59 days past due, 60-89 days past due, or 90 or more days past due based on the Company’s graded delinquency policy. When a loan meets the Company’s charge-off policy, the loan is charged off, unless Management directs that it be retained as an active loan. In making this charge off evaluation, Management considers factors such as pending insurance, bankruptcy status and other indicators of collectability. The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.

Management ceases accruing finance charges on loans that meet the Company’s non-accrual policy based on graded delinquency rules, generally when two payments remain unpaid on precomputed loans or when an interest-bearing loan is 60 days or more past due. Finance charges are then only recognized to the extent there is a loan payment received or when the account qualifies for return to accrual status. Accounts qualify for return to accrual status when the graded delinquency on a precomputed loan is less than two payments and on an interest-bearing loan when it is less than 60 days past due. There were no loans meeting non-accrual policy still accruing interest at September 30, 2021 or December 31, 2020. The Company’s net principal balances on non-accrual loans by loan class as of September 30, 2021 and December 31, 2020 are as follows:

Loan Class	September 30, 2021	December 31, 2020

Live Check Consumer Loans	$4,394,160	$3,964,176
Premier Consumer Loans	2,079,647	2,069,315
Other Consumer Loans	23,272,534	20,181,097
Real Estate Loans	1,311,988	1,414,443
Sales Finance Contracts	3,214,972	3,576,629
Total	$34,273,301	$31,205,660

An age analysis of principal balances on past due loans, segregated by loan class, as of September 30, 2021 and December 31, 2020 follows:

September 30, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$2,865,249	$1,772,441	$2,252,788	$6,890,478
Premier Loans	1,015,540	583,196	1,065,546	2,664,282
Other Consumer Loans	17,799,088	9,156,036	16,752,445	43,707,569
Real Estate Loans	1,018,256	331,706	1,253,410	2,603,372
Sales Finance Contracts	2,220,903	1,307,237	1,911,821	5,439,961
Total	$24,919,036	$13,150,616	$23,236,010	$61,305,662

December 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$1,998,538	$1,629,874	$2,122,317	$5,750,729
Premier Loans	895,722	653,370	1,038,398	2,587,490
Other Consumer Loans	14,419,790	8,496,082	14,933,605	37,849,477
Real Estate Loans	502,733	223,007	1,437,966	2,163,706
Sales Finance Contracts	2,251,562	1,340,620	2,260,685	5,852,867
Total	$20,068,345	$12,342,953	$21,792,971	$54,204,269

The ratio of loan balances outstanding with payments greater than 30 days delinquent to total loan principal balances outstanding as of September 30, 2021 and December 31, 2020 was 6.24% and 5.91%, respectively. The ratio of bankrupt accounts outstanding to total principal loan balances outstanding as of September 30, 2021 and December 31, 2020 was 1.30% and 1.48%, respectively.

The Company considers the performance of the loan portfolio and its impact on the allowance for credit losses. For consumer and real estate segments, the Company also evaluates credit quality based on the aging status of the loan and by payment activity. The following table presents the net principal in consumer and residential loans based on payment activity as of September 30, 2021:

Payment Performance - Net Balance by Origination Year
	2021(1)	2020	2019	2018	2017	Prior	Total Principal Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$90,286	$22,408	$3,193	$377	$43	$-	$116,307
Nonperforming	2,782	1,456	122	33	1	-	4,394
	$93,068	$23,864	$3,315	$410	$44	$-	$120,701
Premier Loans:
Performing	$57,418	$28,731	$10,049	$2,818	$378	$-	$99,394
Nonperforming	752	882	372	70	4	-	2,080
	$58,170	$29,613	10,421	$2,888	$382	$-	$101,474
Other Consumer Loans:
Performing	$396,441	$140,221	$35,085	$8,980	$1,602	$277	$582,606
Nonperforming	11,321	8,682	2,307	821	119	23	23,273
	$407,762	$148,903	$37,392	$9,801	$1,721	$300	$605,879
Real Estate Loans:
Performing	$14,513	$8,388	$7,418	$5,441	$3,029	$3,495	$42,284
Nonperforming	76	343	326	219	50	298	1,312
	$14,589	$8,731	$7,744	$5,660	$3,079	$3,793	$43,596
Sales Finance Contracts:
Performing	$48,944	$43,413	$11,524	$2,707	$310	$47	$106,945
Nonperforming	623	1,771	557	245	14	4	3,214
	$49,567	$45,184	12,081	$2,952	$324	$51	$110,159

(1) Includes loan originated during the nine-months ended September 30, 2021.

Due to the composition of the loan portfolio, the Company determines and monitors the allowance for credit losses on a portfolio segment basis. As of September 30, 2021, a historical look back period of five quarters was utilized for live checks; six quarters for other consumer loans, premier loans, and sales finance contracts; and a look back period of five years was utilized for real estate loans. Expected look back periods are determined based on analyzing the history of each segment’s snapshot at a point in history and tracing performance until charge-offs are substantially exhausted. The Company addresses seasonality primarily through the use of an average in quarterly historical loss rates over a 4-quarter snapshot time span instead of using one specific snapshot quarter’s historical loss rates.

Determining a proper allowance for credit losses is a critical accounting estimate which involves Management’s judgment with respect to certain relevant factors, such as historical and expected loss trends, unemployment rates in various locales, delinquency levels, bankruptcy trends and overall general and industry specific economic conditions.

On March 11, 2021 the President signed the American Rescue Plan into law. Federal economic stimulus in the form of direct payments has been discontinued; however, the American Rescue Plan was designed to continue supporting Americans, businesses, and state and local governments. Federal stimulus programs provided to support an economy struggling to recover from the ongoing pandemic contributed to the decreased net charge offs for the nine-month period ended September 30, 2021. While there is uncertainty related to the duration and effect of the American Rescue Plan to future credit losses, Management considered loss history from periods prior to government stimulus actions and from periods that may include the effect of government stimulus in estimating the allowance for expected credit losses. The allowance for credit losses was decreased by $3.0 million to $63.3 million at September 30, 2021 compared to $66.3 million at December 31, 2020.

Disaggregation of the portfolio began with the adoption of ASC 326 on January 1, 2020. The following table provides additional information on our allowance for credit losses based on a collective evaluation.

	Three Months Ended September 30, 2021
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at June 30, 2021	$9,419	$6,067	$42,633	$273	$5,210	$63,602
Provision for Credit Losses	2,727	606	5,941	44	402	9,720
Charge-offs	(2,458)	(1,023)	(10,484)	(30)	(949)	(14,944)
Recoveries	714	212	3,624	3	383	4,936
Ending Balance	$10,402	$5,862	$41,714	$290	$5,046	$63,314

	Nine Months Ended September 30, 2021
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at January 1, 2021	$10,765	$5,838	$43,833	$267	$5,625	$66,328
Provision for Credit Losses	5,194	2,140	14,602	49	1,867	23,852
Charge-offs	(7,945)	(2,771)	(28,454)	(31)	(3,544)	(42,745)
Recoveries	2,388	655	11,733	5	1,098	15,878
Ending Balance	$10,402	$5,862	$41,714	$290	$5,046	$63,314

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Allowance for Credit Losses:
Beginning Balance	$63,601,747	$58,766,403	$66,327,674	$53,000,000
Impact of adopting ASC 326	-	-	-	2,158,161
Provision for credit losses	9,720,108	10,814,520	23,853,439	41,516,788
Charge-offs	(14,943,928)	(12,370,618)	(42,745,089)	(48,512,355)
Recoveries	4,935,983	4,269,243	15,877,886	13,316,954
Ending balance; collectively evaluated for impairment	$63,313,910	$61,479,548	$63,313,910	$61,479,548

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30,2020	September 30, 2021	September 30, 2020

Finance Receivables Ending Balance	$983,206,172	$855,306,960	$983,206,172	$855,306,960

Troubled Debt Restructurings ("TDRs") represent loans on which the original terms have been modified as a result of the following conditions: (i) the restructuring constitutes a concession and (ii) the borrower is experiencing financial difficulties. Loan modifications by the Company involve payment alterations, interest rate concessions and/or reductions in the amount owed by the borrower. The following table presents a summary of loans that were restructured during the three months ended September 30, 2021.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	476	$882,720	$867,401
Premier Consumer Loans	116	683,833	652,114
Other Consumer Loans	3,454	12,474,462	11,947,658
Real Estate Loans	8	110,854	110,854
Sales Finance Contracts	174	1,098,267	1,053,806
Total	4,228	$15,250,136	$14,631,833

The following table presents a summary of loans that were restructured during the three months ended September 30, 2020.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	493	$884,141	$858,806
Premier Consumer Loans	131	862,989	824,689
Other Consumer Loans	2,669	10,249,680	9,781,560
Real Estate Loans	7	136,663	127,506
Sales Finance Contracts	186	991,288	954,761
Total	3,486	$13,124,761	$12,547,322

The following table presents a summary of loans that were restructured during the nine months ended September 30, 2021.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,545	$2,914,444	$2,854,145
Premier Consumer Loans	329	1,958,784	1,884,830
Other Consumer Loans	8,515	30,642,643	29,264,870
Real Estate Loans	24	280,574	280,350
Sales Finance Contracts	529	3,298,247	3,193,767
Total	10,942	$39,094,692	$37,477,962

The following table presents a summary of loans that were restructured during the nine months ended September 30, 2020.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,611	$2,704,218	$2,627,431
Premier Consumer Loans	356	2,363,227	2,277,349
Other Consumer Loans	8,368	29,643,212	27,807,993
Real Estate Loans	30	370,852	360,893
Sales Finance Contracts	558	2,532,994	2,422,124
Total	10,923	$37,614,503	$35,495,790

TDRs that occurred during the twelve months ended September 30, 2021 and subsequently defaulted during the three months ended September 30, 2021 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	233	$430,947
Premier Consumer Loans	36	165,621
Other Consumer Loans	995	2,345,963
Real Estate Loans	-	-
Sales Finance Contracts	51	205,160
Total	1,315	$3,147,691

TDRs that occurred during the twelve months ended September 30, 2020 and subsequently defaulted during the three months ended September 30, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	210	$323,661
Premier Consumer Loans	23	125,227
Other Consumer Loans	719	1,524,065
Real Estate Loans	1	6,485
Sales Finance Contracts	41	120,058
Total	994	$2,099,496

TDRs that occurred during the twelve months ended September 30, 2021 and subsequently defaulted during the nine months ended September 30, 2021 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	632	$1,201,511
Premier Consumer Loans	80	426,426
Other Consumer Loans	2,390	5,415,570
Real Estate Loans	-	-
Sales Finance Contracts	132	532,930
Total	3,234	$7,576,437

TDRs that occurred during the twelve months ended September 30, 2020 and subsequently defaulted during the nine months ended September 30, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	790	$1,178,194
Premier Consumer Loans	86	475,673
Other Consumer Loans	2,583	5,274,119
Real Estate Loans	2	8,317
Sales Finance Contracts	161	389,999
Total	3,622	$7,326,302